Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2017				2016
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(19 614)	20 499	(453)	432	(22 845)	22 880	(265)	(230)
Germany	(2 773)	1 203	–	(1 570)	(2 680)	1 160	–	(1 520)
United Kingdom	(1 276)	1 552	–	276	(1 265)	1 485	–	220
Other	(1 834)	2 281	(46)	401	(1 873)	2 245	(40)	332
Total	(25 497)	25 535	(499)	(461)	(28 663)	27 770	(305)	(1 198)

Schedule of movements in the defined benefit obligation

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(19 784)	(3 061)	(5 818)	(28 663)	(58)	–	(1 782)	(1 840)
Current service cost	(75)	–	(105)	(180)	(63)	–	(92)	(155)
Interest expense	(652)	(98)	(112)	(862)	(711)	(111)	(150)	(972)
Past service cost and gains on curtailments	(39)	(1)	43	3	(13)	–	11	(2)
Settlements	13	–	10	23	5	–	6	11
Total	(753)	(99)	(164)	(1 016)	(782)	(111)	(225)	(1 118)
Remeasurements:
Gain/(loss) from change in demographic assumptions	141	33	(38)	136	79	15	(13)	81
Loss from change in financial assumptions	(747)	(141)	(148)	(1 036)	(301)	(60)	(593)	(954)
Experience gain/(loss)	60	204	3	267	227	205	(74)	358
Total(1)	(546)	96	(183)	(633)	5	160	(680)	(515)
Translation differences(1)	2 422	370	123	2 915	(615)	(91)	166	(540)
Contributions from plan participants	–	(111)	(24)	(135)	–	(124)	(20)	(144)
Benefit payments from plans	1 555	303	246	2 104	1 595	366	243	2 204
Acquisitions through business combinations	–	–	–	–	(19 919)	(3 243)	(3 431)	(26 593)
Other	10	(16)	(63)	(69)	(10)	(18)	(89)	(117)
Total	3 987	546	282	4 815	(18 949)	(3 110)	(3 131)	(25 190)
As of December 31	(17 096)	(2 518)	(5 883)	(25 497)	(19 784)	(3 061)	(5 818)	(28 663)
(1)	Includes CTA due to translation differences.

The movements in the fair value of plan assets for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	22 301	579	4 890	27 770	57	–	1 394	1 451
Interest income	738	16	101	855	774	18	135	927
Administrative expenses and interest on asset ceiling	(17)	–	(1)	(18)	(19)	–	(1)	(20)
Settlements	(12)	–	(11)	(23)	(5)	–	(6)	(11)
Total	709	16	89	814	750	18	128	896
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 369	37	183	1 589	947	6	387	1 340
Total	1 369	37	183	1 589	947	6	387	1 340
Translation differences	(2 725)	(71)	(111)	(2 907)	709	16	(207)	518
Contributions:
Employers	28	3	129	160	32	10	74	116
Plan participants	–	111	24	135	–	124	20	144
Benefit payments from plans	(1 555)	(303)	(158)	(2 016)	(1 595)	(366)	(164)	(2 125)
Acquisitions through business combinations	–	–	–	–	21 571	599	3 182	25 352
Section 420 Transfer(1)	(160)	160	–	–	(172)	172	–	–
Other	–	–	(10)	(10)	2	–	76	78
Total	(4 412)	(100)	(126)	(4 638)	20 547	555	2 981	24 083
As of December 31	19 967	532	5 036	25 535	22 301	579	4 890	27 770
(1)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the funded status for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	2 517	(2 482)	(928)	(893)	(1)	–	(388)	(389)
Current service cost	(75)	–	(105)	(180)	(63)	–	(92)	(155)
Interest income/(expense)	69	(82)	(12)	(25)	44	(93)	(16)	(65)
Past service cost and gains on curtailments	(39)	(1)	43	3	(13)	–	11	(2)
Settlements	1	–	(1)	–	–	–	–	–
Total	(44)	(83)	(75)	(202)	(32)	(93)	(97)	(222)
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 369	37	183	1 589	947	6	387	1 340
Gain/(loss) from change in demographic assumptions	141	33	(38)	136	79	15	(13)	81
Loss from change in financial assumptions	(747)	(141)	(148)	(1 036)	(301)	(60)	(593)	(954)
Experience gain/(loss)	60	204	3	267	227	205	(74)	358
Total (1)	823	133	–	956	952	166	(293)	825
Translation differences(1)	(303)	299	12	8	94	(75)	(41)	(22)
Employer contributions	28	3	129	160	32	10	74	116
Benefit payments from plans	–	–	88	88	–	–	79	79
Acquisitions through business combinations	–	–	–	–	1 652	(2 644)	(249)	(1 241)
Section 420 Transfer(2)	(160)	160	–	–	(172)	172	–	–
Other	10	(16)	(73)	(79)	(8)	(18)	(13)	(39)
Total	(425)	446	156	177	1 598	(2 555)	(150)	(1 107)
As of December 31	2 871	(1 986)	(847)	38	2 517	(2 482)	(928)	(893)
(1)	Includes CTA due to translation differences.
(2)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(265)	–	(40)	(305)	–	–	(9)	(9)
Interest expense	(11)	–	(1)	(12)	(1)	–	(1)	(2)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(224)	–	(9)	(233)	(251)	–	(7)	(258)
Acquisitions through business combinations	–	–	–	–	–	–	(22)	(22)
Translation differences	47	–	4	51	(13)	–	(1)	(14)
As of December 31	(453)	–	(46)	(499)	(265)	–	(40)	(305)

Schedule of net balances

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	2 418	(1 986)	(893)	(461)	2 252	(2 482)	(968)	(1 198)

Schedule of recognized in the income statement

EURm	2017	2016	2015
Current service cost	180	155	46
Past service cost and gains on curtailments	(3)	2	(5)
Interest expense	37	65	9
Other	–	–	1
Total	214	222	51
Of which relates to:
United States pensions	55	32	1
United States Opeb	83	92	–
Other pensions	76	98	50

Schedule of recognized in comprehensive income

EURm	2017	2016	2015
Return on plan assets, excluding amounts included in interest income	1 589	1 340	2
Gain from change in demographic assumptions	136	81	–
(Loss)/gain from change in financial assumptions	(1 036)	(954)	114
Experience gain	267	358	–
Change in asset ceiling, excluding amounts included in interest expense	(233)	(259)	(6)
Total	723	566	110
Of which relates to:
United States pensions	599	701	–
United States Opeb	133	166	–
Other pensions	(9)	(301)	110

Schedule of actuarial assumptions

	2017	2016	2017
	Discount rate %		Mortality table
United States	3.3	3.7	RP–2014 w/MP–2017 mortality projection scale
Germany	1.3	1.6	Heubeck 2005G
United Kingdom(1)	2.5	2.7	S2PA Light
Total weighted average for all countries	2.9	3.3
(1)	Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2017	2016
Discount rate for determining present values	2.9	3.3
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.4	0.3
Inflation rate	2.1	2.0
Weighted average duration of defined benefit obligations	11 yrs	11 yrs

Schedule of sensitivity analysis

%	2017	2016
Benefit obligation, discount rate
Pension	3.3	3.7
Post-retirement healthcare and other	3.1	3.4
Post–retirement group life	3.4	3.8
Annual rate of increase in future compensation levels	2.06	2.08
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	11.5	7.5
Healthcare cost trend rate assumed for next year (excluding post-retirement dental benefits)	11.8	7.7
Terminal growth rate	4.9	4.9
Year that the rate reaches the terminal growth value	2028	2028

Sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

			Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption		EURm	EURm
Discount rate for determining present values	1.0%		2 441	(2 961)
Annual rate of increase in future compensation levels	1.0%		(117)	103
Pension growth rate	1.0%		(557)	468
Inflation rate	1.0%		(533)	437
Healthcare cost trend rate	1.0%		(47)	43
Life expectancy	1	year	(899)	846

Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2017				2016
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 857	1	1 858	7	2 777	–	2 777	10
Debt securities	17 810	44	17 854	70	18 329	–	18 329	66
Insurance contracts	–	1 013	1 013	4	–	833	833	3
Real estate	–	1 350	1 350	5	–	1 389	1 389	5
Short-term investments	709	14	723	3	1 110	–	1 110	4
Other	–	2 737	2 737	11	–	3 332	3 332	12
Total	20 376	5 159	25 535	100	22 216	5 554	27 770	100

Schedule of expected contributions

	Pension	Post-retirement
				Medicare subsidy for
EURm	Non-qualified plans	Non-represented	Other benefit plans	formerly union represented(1)
2018	25	9	3	(16)
2019	25	9	3	(15)
2020	24	9	3	(14)
2021	24	9	3	(14)
2022	23	8	3	(13)
2023-2027	110	35	233	(57)

(1)	Medicare Subsidy is recorded within other movements in the reconciliation of the present value of the defined benefit obligation.

Schedule of expected benefit payments

	United States direct benefit payments					Other countries	Total
	Pension			Post-retirement
	Qualified	Qualified	Non-qualified	Formerly union	Non-union
EURm	management	occupational	plans	represented	represented
2018	1 237	286	25	125	51	273	1 997
2019	1 073	265	25	118	52	261	1 794
2020	1 041	253	24	147	53	267	1 785
2021	1 006	242	24	141	54	280	1 747
2022	971	230	23	133	55	279	1 691
2023-2027	4 294	980	110	539	281	1 515	7 719

United States
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2017				2016
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
Pension benefits
Management	(13 750)	15 263	(2)	1 511	(15 855)	16 861	(2)	1 004
Occupational	(2 995)	4 704	(451)	1 258	(3 528)	5 440	(263)	1 649
Supplemental	(351)	–	–	(351)	(401)	–	–	(401)
Total	(17 096)	19 967	(453)	2 418	(19 784)	22 301	(265)	2 252
Post-retirement benefits
Health (non-union represented)	(76)	–	–	(76)	(126)	–	–	(126)
Health (formerly union represented)	(1 026)	264	–	(762)	(1 343)	270	–	(1 073)
Group life (non-union represented)	(929)	186	–	(743)	(1 040)	220	–	(820)
Group life (formerly union represented)	(486)	82	–	(404)	(551)	89	–	(462)
Other	(1)	–	–	(1)	(1)	–	–	(1)
Total	(2 518)	532	–	(1 986)	(3 061)	579	–	(2 482)

Schedule of actuarial assumptions

%	2017	2016
Benefit obligation, discount rate
Pension	3.3	3.7
Post-retirement healthcare and other	3.1	3.4
Post–retirement group life	3.4	3.8
Annual rate of increase in future compensation levels	2.06	2.08
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	11.5	7.5
Healthcare cost trend rate assumed for next year (excluding post-retirement dental benefits)	11.8	7.7
Terminal growth rate	4.9	4.9
Year that the rate reaches the terminal growth value	2028	2028

Schedule of Investment strategies

	Pension target	Percentage of	Post-retirement	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	5-9	6	44	44
Fixed income securities	68-88	78	15	15
Real estate	4-8	6	–	–
Private equity and other	6-13	10	–	–
Cash	–	–	41	41
Total		100	100	100